17. The Lava Jato (Car Wash) Operation and its effects on the Company (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Investigation and its effects on company activities LineItems [line items]
The total funds collected under the Lava Jato investigation	$ 1,217	$ 1,132
U.S. securities and exchange commission [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities	$ 85